Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,794,648.66
Previously Paid Amount	0
Total Fee Amount	385.94
Total Offset Amount	0
Net Fee	$ 385.94